Condensed Consolidated Balance Sheet (Parenthetical) (USD $)	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009 Successor	Oct. 02, 2010 Ergotron, Inc	Oct. 02, 2010 Common Class A Ergotron, Inc	Dec. 31, 2009 Common Class A Ergotron, Inc	Dec. 31, 2008 Common Class A Ergotron, Inc	Oct. 02, 2010 Common Class B Ergotron, Inc	Dec. 31, 2009 Common Class B Ergotron, Inc	Dec. 31, 2008 Common Class B Ergotron, Inc	Oct. 02, 2010 Undesignated Common Stock Ergotron, Inc	Dec. 31, 2009 Undesignated Common Stock Ergotron, Inc	Dec. 31, 2008 Undesignated Common Stock Ergotron, Inc
Current Assets:
Allowance for doubtful accounts	$ 6,200,000	$ 4,900,000	$ 0	$ 2,683,048
Other Assets:
Accumulated amortization of intangible assets	$ 72,000,000	$ 38,200,000	$ 1,500,000
Stockholders' Investment:
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000	90,000,000		15,000,000	15,000,000	15,000,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Common stock, shares issued	15,203,439	15,000,000	15,000,000		8,599,296	8,581,396	6,758,898	912,300	912,300	912,300
Common stock, shares outstanding			15,000,000		8,599,296	8,581,396	6,758,898	912,300	912,300	912,300
Treasury stock, shares	74,950